Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
No. of RSU, beginning balance	715	715
Weighted average grant date fair value per RSU, beginning balance	$ 314.4	$ 314.4
Weighted average remaining contractual life in years ending balance	6 months
No. of RSU, exercised	(358)
No. of RSU, forfeited	(237)
No. of RSU, ending balance	120		715
Weighted average grant date fair value per RSU, ending balance	$ 314.4
Weighted average remaining contractual life in years opening balance	1 year
Reverse Stock Splits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
No. of RSU, beginning balance	716	716	1,348
Weighted average grant date fair value per RSU, beginning balance	$ 314.40	$ 314.40	$ 314.40
Weighted average remaining contractual life in years ending balance			1 year	2 years
No. of RSU, Granted
Weighted Average Grant Date Fair Value Per RSU, Granted
No. of RSU, exercised		(479)	(450)
Weighted Average Grant Date Fair Value Per RSU, Vested			$ 314.40
No. of RSU, Expired
Weighted Average Grant Date Fair Value Per RSU, Expired
No. of RSU, forfeited		(237)	(184)
Weighted Average Grant Date Fair Value Per RSU, Cancelled / Forfeited			$ 314.40
No. of RSU, ending balance			716	1,348
Weighted average grant date fair value per RSU, ending balance			$ 314.40
No. of RSU, Fractional share rounding (reverse stock split)			2
Weighted Average Grant Date Fair Value Per RSU, Fractional share rounding (reverse stock split)